Liquidity (Details Narrative) - Acuitas Group Holdings, LLC and Other Purchaser [Member] - Subsequent Event [Member]	Jul. 03, 2018 USD ($) shares
Warrants to be Issued | shares	213,333,200
Total Consideration | $	$ 3,200,000